Leases - (Lessor) Future Lease Payments to be Received Under Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 4
2027	6
2028	7
2029	7
2030	7
Thereafter	160
Total payments to be received	191
Less: imputed interest income	(148)
Total Lease Receivable	$ 43	$ 0